LAND HELD FOR INVESTMENT (Details) (USD $)	Jul. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Land held for investment
Land - Unimproved	$ 1,796,292	$ 2,245,214	$ 2,245,312
Land - Commercial rental properties	4,603,176	4,603,176	4,603,176
Total land held for investment	$ 6,399,468	$ 6,848,390	$ 6,848,488